Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

August 31, 2019

Dates Covered
Collections Period	08/01/19 - 08/31/19
Interest Accrual Period	08/15/19 - 09/15/19
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/19	236,890,564.59	18,642
Yield Supplement Overcollateralization Amount 07/31/19	6,702,345.40	0
Receivables Balance 07/31/19	243,592,909.99	18,642
Principal Payments	12,495,380.43	422
Defaulted Receivables	721,839.36	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/19	6,153,325.31	0
Pool Balance at 08/31/19	224,222,364.89	18,174

Pool Statistics	$ Amount	# of Accounts
Pool Factor	22.80%
Prepayment ABS Speed	1.28%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	6,124,350.79	378
Past Due 61-90 days	2,283,291.56	134
Past Due 91-120 days	215,886.15	17
Past Due 121+ days	0.00	0
Total	8,623,528.50	529

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.74%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.08%
Delinquency Trigger Occurred	NO

Recoveries	490,899.76
Aggregate Net Losses/(Gains) - August 2019	230,939.60
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.14%
Prior Net Losses Ratio	0.92%
Second Prior Net Losses Ratio	0.68%
Third Prior Net Losses Ratio	0.55%
Four Month Average	0.82%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.41%

Overcollateralization Target Amount	10,090,006.42
Actual Overcollateralization	10,090,006.42
Weighted Average APR	3.85%
Weighted Average APR, Yield Adjusted	5.94%
Weighted Average Remaining Term	33.04

Flow of Funds	$ Amount

Collections	13,770,095.24
Investment Earnings on Cash Accounts	44,030.35
Servicing Fee	(202,994.09)
Transfer to Collection Account	0.00
Available Funds	13,611,131.50

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	228,227.53
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	2,008,124.29
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,090,006.42
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	1,247,275.51

Total Distributions of Available Funds	13,611,131.50

Servicing Fee	202,994.09
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 08/15/19	226,230,489.18
Principal Paid	12,098,130.71
Note Balance @ 09/16/19	214,132,358.47

Class A-1
Note Balance @ 08/15/19	0.00
Principal Paid	0.00
Note Balance @ 09/16/19	0.00
Note Factor @ 09/16/19	0.0000000%

Class A-2
Note Balance @ 08/15/19	0.00
Principal Paid	0.00
Note Balance @ 09/16/19	0.00
Note Factor @ 09/16/19	0.0000000%

Class A-3
Note Balance @ 08/15/19	124,740,489.18
Principal Paid	12,098,130.71
Note Balance @ 09/16/19	112,642,358.47
Note Factor @ 09/16/19	34.7661600%

Class A-4
Note Balance @ 08/15/19	75,480,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	75,480,000.00
Note Factor @ 09/16/19	100.0000000%

Class B
Note Balance @ 08/15/19	26,010,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	26,010,000.00
Note Factor @ 09/16/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	265,725.28
Total Principal Paid	12,098,130.71
Total Paid	12,363,855.99

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	135,135.53
Principal Paid	12,098,130.71
Total Paid to A-3 Holders	12,233,266.24

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2822391
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.8499832
Total Distribution Amount	13.1322223

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4170850
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	37.3399096
Total A-3 Distribution Amount	37.7569946

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	165.99
Noteholders' Principal Distributable Amount	834.01

Account Balances	$ Amount

Reserve Account
Balance as of 08/15/19	23,407,920.41
Investment Earnings	42,445.88
Investment Earnings Paid	(42,445.88)
Deposit/(Withdrawal)	-
Balance as of 09/16/19	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41